Share capital	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share capital

8.	Share capital

Authorised, allotted and fully paid – classified as equity	As at 30 June 2022 unaudited Number	As at 30 June 2022 unaudited £	As at 31 December 2021 Number	As at 31 December 2021 £
Ordinary shares of £0.001 each	98,493,413	98,493	98,468,387	98,468
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,098,494		1,098,469

Ordinary and deferred shares were recorded as equity.

2022		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2022		98,468,387	1,000,001		106,517
22 March 2022	Exercise of warrants	26	–	10.000	–
3 May 2022	Share issue to SIPP trustee*	25,000	–	0.001	–
At 30 June 2022 (unaudited)		98,493,413	1,000,001		106,517

2021
At 1 January 2021		63,073,852	1,000,001		96,426
19 February 2021	Exercise of warrants	306,815	–	0.298	91
6 July 2021	Placing	35,087,720	–	0.285	10,000
At 31 December 2021		98,468,387	1,000,001		106,517

*	Share issued to Midatech Pharma Plc employee benefit trust

23	Share capital

Authorised, allotted and fully paid – classified as equity	2021 Number	2021 £	2020 Number	2020 £	2019 Number	2019 £
At 31 December
Ordinary shares of £0.001 each	98,468,387	98,468	63,073,852	63,074	23,494,981	23,495
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,098,469		1,063,075		1,023,496

On 2 March 2020 a resolution was passed at a general meeting of shareholders of the Company to consolidate its ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company. The above table reflects the share consolidation in the comparative figures.

In accordance with the Articles of Association for the Company adopted on 13 November 2014, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value £0.001 each. Ordinary and deferred shares were recorded as equity.

Rights attaching to the shares following the incorporation of Midatech Pharma plc

Shares classified as equity

The holders of ordinary shares in the capital of the Company have the following rights:

(a) to receive notice of, to attend and to vote at all general meetings of the Company, in which case shareholders shall have one vote for each share of which he is the holder; and,

(b) to receive such dividend as is declared by the Board on each share held.

The holders of deferred shares in the capital of the Company:

(a) shall not be entitled to receive notice of or to attend or speak at any general meeting of the Company or to vote on any resolution to be proposed at any general meeting of the Company; and

(b) shall not be entitled to receive any dividend or other distribution of out of the profits of the Company.

In the event of a distribution of assets, the deferred shareholders shall receive the nominal amount paid up on such share after the holder of each ordinary share shall have received (in cash or specie) the amount paid up or credited as paid up on such ordinary share together with an additional payment of £100 per share. The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2019		3,059,207	1,000,001		69,870
2019
26 February 2019	Subscription, Placing and Open Offer	17,410,774		0.77	13,406
8 October 2019	Share issue to SIPP trustee (see note 26)	25,000		0.001	–
29 October 2019	Registered Direct Offering	3,000,000		0.7874	2,362
At 31 December 2019		23,494,981	1,000,001		85,638
2020
18 May 2020	Placing & Registered Direct Offering	15,757,576		0.27	4,255
27 July 2020	Placing	21,296,295		0.27	5,750
19 August 2020	Exercise of warrants	2,500,000			783
30 September 2020	Share issue to SIPP trustee (see note 26)	25,000		0.001	–
At 31 December 2020		63,073,852	1,000,001		96,426
19 February 2021 Exercise of warrants		306,815		0.298	91
6 July 2021 Placing		35,087,720		0.285	10,000
At 31 December 2021		98,468,387	1,000,001		106,517